9. DARPA CONTRACT AND RELATED REVENUE RECOGNITION	12 Months Ended
Mar. 31, 2016
Revenue Recognition [Abstract]
DARPA CONTRACT AND RELATED REVENUE RECOGNITION

As discussed in Note 1, we entered into a contract with the Defense Advanced Research Projects Agency on September 30, 2011. Under the Defense Advanced Research Projects Agency award, we have been engaged to develop a therapeutic device to reduce the incidence of sepsis, a fatal bloodstream infection that often results in the death of combat-injured soldiers. The award from the Defense Advanced Research Projects Agency was a fixed-price contract with potential total payments to us of $6,794,389 over the course of five years. Fixed price contracts require the achievement of multiple, incremental milestones to receive the full award during each year of the contract. Under the terms of the contract, we will perform certain incremental work towards the achievement of specific milestones against which we will invoice the government for fixed payment amounts.

Originally, only the base year (year one contract) was effective for the parties, however, the Defense Advanced Research Projects Agency subsequently exercised the option on the second, third, fourth and fifth years of the contract. The milestones are comprised of planning, engineering and clinical targets, the achievement of which in some cases will require the participation and contribution of third party participants under the contract. There can be no assurance that we alone, or with third party participants, will meet such milestones to the satisfaction of the government and in compliance with the terms of the contract or that we will be paid the full amount of the contract revenues during any year of the contract term. We commenced work under the contract in October 2011.

Due to budget restrictions within the Department of Defense, on February 10, 2014, the Defense Advanced Research Projects Agency reduced the scope of our contract in years three through five of the contract. The reduction in scope focused our research on exosomes, viruses and blood processing instrumentation. This scope reduction will reduce the possible payments under the contract by $858,491 over years three through five. We recently completed a re-budgeting of the expected costs on the remaining years of the Defense Advanced Research Projects Agency contract based on the reduced milestones and have concluded that the reductions in our costs due to the scaled back level of work will almost entirely offset the anticipated revenue levels based on current assumptions.

Fiscal Year Ended March 31, 2016

During the fiscal year ended March 31, 2016, we invoiced the Defense Advanced Research Projects Agency for four milestones totaling $863,011. The details of those milestones were as follows:

Milestone M6 – Define Aethlon’s GMP manufacturing process and revise and upgrade Aethlon’s quality procedures and policies to the current state of the art. The milestone payment was $186,164. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that defined our GMP manufacturing process and that we revised and upgraded our quality procedures and policies to the current state of the art for a company of our size. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.5.1.1 - Complete Aethlon’s GMP procedure and establish and maintain all GMP documentation for the company. The milestone payment was $186,164. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we completed our GMP procedures and established and maintained all GMP documentation for the company. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.5.2.2 – Finish construction and begin delivery of 50 prototype cartridges for testing by the systems integrator. The milestone payment was $296,964. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we completed the construction of 50 prototype cartridges and were prepared to deliver the cartridges to the systems integrator. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.6.1.1 – System integrator acceptance of the hemofilter device. The milestone payment was $193,719. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we completed this milestone by confirmation by the systems integrator that it was accepting the hemofilter device as part of their overall system.

Fiscal Year Ended March 31, 2015

During the fiscal year ended March 31, 2015, we invoiced the Defense Advanced Research Projects Agency for four milestones totaling $863,011. The details of those milestones were as follows:

Milestone 2.4.2.2 – Determine capacity requirements of affinity resin to multiple simultaneous targets. The milestone payment was $197,362. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we were able to determine the capacity requirements of affinity resin to multiple simultaneous targets. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.4.2.4 – Finish construction and delivery of 25 experimental cartridges for testing by the system integrator. The milestone payment was $50,000. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we delivered the 25 cartridges to the systems integrator as part of our submission for approval. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M9 – Target capture > 90% in 24 hours for at least 3 targets ex vivo in blood or blood components using the optimized cartridge. The milestone payment was $197,361. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we were able to capture approximately 90% in 24 hours for at least 3 targets ex vivo in blood or blood components using the optimized cartridge. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M11 - Develop a strategic plan for developing an alternate method of producing galanthus nivalis agglutinin by cloning the gene into an alternate vector and identify potential partners for such production.  The milestone payment was $186,164. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we developed a strategic plan for developing an alternate method of producing GNA by cloning the gene into an alternate vector and identified potential partners for such production. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.